Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from Operating Activities
Loss for the year	$ (11,138)	$ (18,410)	$ (21,676)
Adjustments to reconcile loss to net cash used in operating activities:	83	3,484	4,619
Net cash used in operating activities	(11,055)	(14,926)	(17,057)
Cash flows from Investing Activities
Changes in short term deposits		7,216	10,297
Purchase of fixed assets	(62)	(124)	(313)
Investment in SAFE			(286)
Proceeds (investment) from sales of marketable securities	1,847		(715)
Net cash provided by investing activities	1,785	7,092	8,983
Cash flows from Financing Activities
Issuance of Ordinary Shares, net of issuance expenses	903	4,181
Net cash provided by financing activities	903	4,181
Effect of exchange rate changes on cash and cash equivalents	(185)	112	(839)
Decrease in cash and cash equivalents and restricted cash	(8,552)	(3,541)	(8,913)
Cash and cash equivalents and restricted cash at the beginning of the period	15,734	19,275	28,188
Cash and cash equivalents and restricted cash at the end of the period	7,182	15,734	19,275
Adjustments to reconcile loss to net cash used in operating activities:
Share-based payment	788	1,441	1,826
Depreciation	200	263	218
Revaluation of marketable securities	(1,444)	2,330	2,217
Exchange rate changes on cash and cash equivalents	185	(112)	839
Changes in assets and liabilities:
Decrease (increase) in other current assets	51	311	(182)
Increase (decrease) in trade payables	161	(179)	62
Decrease (increase) in trade receivables	195	(308)
Change in operating lease liability, net	156	(18)	(289)
Decrease in other payables	(209)	(244)	(72)
Adjustments to reconcile loss to net cash used in operating activities	83	3,484	4,619
Non-Cash Activities:
Accrued issuance costs recorded in shareholders’ equity		92
Conversion of SAFE to investment in equity securities			286
Shareholder debt waiver recognized as capital contribution	182
Increase of Lease Liability and Operating lease right-of-use asset due to lease modification (Note 9)	$ 637